Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities - Current Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Accruals and deferrals	€ 1,108	€ 1,271
Employee tax liabilities (wage and church tax)	518	444
Tax liabilities (taxes and interest)	49	109
Current employee benefit liabilities (incl. social security)	142	383
Miscellaneous other liabilities	6	0
Total	€ 1,823	€ 2,207